General	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
General	General:
Atlas Corp. (the “Company” or “Atlas”), a Republic of the Marshall Islands corporation, owns, leases and operates a fleet of vessels through its wholly owned subsidiary Seaspan Corporation (“Seaspan”).
On March 28, 2023, pursuant to an Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 31, 2022, by and among Atlas, Poseidon Acquisition Corp. (since renamed Poseidon Corp., “Poseidon”), an entity formed by certain affiliates of Fairfax Financial Holdings Limited (“Fairfax”), certain affiliates of the Washington Family (“Washington”), David Sokol, Chairman of the Board of Directors of the Company (the “Chairman”), Ocean Network Express Pte. Ltd., (“ONE”) and certain of their respective affiliates, and Poseidon Merger Sub, Inc., a wholly-owned subsidiary of Poseidon (“Merger Sub”), Merger Sub merged with and into the Company with the Company continuing as the surviving corporation and a wholly-owned subsidiary of Poseidon (other than with respect to the Company’s preferred shares) (the “Merger”). Each common share outstanding prior to the Merger, other than common shares contributed to Poseidon immediately prior to the consummation of the Merger by Fairfax, Washington, the Chairman and the Company’s chief executive officer, was converted into the right to receive $15.50 per common share in cash.
Atlas also owned, leased and operated power generation assets through its mobile power generation segment, APR Energy. On November 19, 2024, the Company (and certain of its subsidiaries) entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) pursuant to which the Company agreed to sell to a third party purchaser and assume certain liabilities of the mobile power business including mobile gas turbines, balance-of-plant inventory and trademarks for an aggregate cash purchase price of $375,000,000 (“APR Asset Sale”). The APR Asset Sale closed on December 31, 2024 and APR Energy has been classified as a discontinued operation (note 23).